DEFERRED REVENUES AND COSTS - Revenue, Remaining Performance Obligation (Detail)	Mar. 31, 2020	Dec. 31, 2019
First 4-5 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation, percentage	55.00%	55.00%
Within 18 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation, percentage	80.00%	80.00%